Subsequent Events (Narrative) (Details) - Subsequent Event [Member]	Mar. 08, 2018
Minimum [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Duration	70 months
Maximum [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Duration	73 months